Long-Term Debt - Senior Notes - Additional Information (Details) - USD ($)	1 Months Ended		12 Months Ended
	Dec. 31, 2015	Nov. 30, 2015	Dec. 31, 2018	Dec. 31, 2017
Debt Instrument [Line Items]
Long term debt			$ 349,264,000	$ 348,888,000
Senior Notes
Debt Instrument [Line Items]
Long term debt	$ 350,000,000
Stated interest rate	3.64%		3.64%
Debt instrument, term	5 years		5 years
Cash proceeds from interest rate hedge		$ 4,600,000